Class A and C Shares | Lion Global Investors Asian Local Currency Bond Fund
FUND SUMMARY Lion Global Investors Asian Local Currency Bond Fund (the “Asian Local Currency Bond Fund” or the “Fund”)
Investment Objective:
The Asian Local Currency Bond Fund seeks total return consisting of a combination of income, currency appreciation and capital appreciation.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in Class A Shares: Sales Charge Reductions and Waivers on page 30 of the Fund’s prospectus and Class A Share Sales Charge Reductions and Waivers on page 12 of the Fund’s statement of additional information.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Class A and C Shares Lion Global Investors Asian Local Currency Bond Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		4.25%	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	[1]	none	1.00%
Redemption fee (as a percentage of amount redeemed)		none	none
[1]	On shares redeemed within one year of purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A and C Shares Lion Global Investors Asian Local Currency Bond Fund		Class A	Class C
Management fee		0.50%	0.50%
Distribution (Rule 12b-1) fees		0.25%	1.00%
Other expenses	[1]	0.75%	0.75%
Total annual fund operating expenses	[2]	1.50%	2.25%
[1]	Other expenses are based on estimated amounts for the Fund's first fiscal year.
[2]	Lion Global Investors Limited (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A and Class C Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.50% and 2.25% respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to April 23, 2014, at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example Class A and C Shares Lion Global Investors Asian Local Currency Bond Fund (USD $)	1 year	3 years
Class A	571	879
Class C	328	703

Held
Expense Example, No Redemption Class A and C Shares Lion Global Investors Asian Local Currency Bond Fund (USD $)	1 year	3 years
Class A	571	879
Class C	228	703

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.
Principal Investment Strategies:
The Fund seeks to achieve its objective by investing primarily in local Asian currency denominated debt or debt-related securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based, or carrying out much of their business, in Asian countries. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in Asian currency-denominated fixed income securities, including corporate bonds, debentures and notes; floating rate bonds, convertible debt securities; credit-linked notes and other debt securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based in or carrying out much of their business in the Asian markets. Shareholders will be given 60 days' advance notice of any change to this policy. The Asian markets currently include Brunei, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Korea, Laos, Macau, Malaysia, Mongolia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, Thailand and Vietnam. These securities will be denominated primarily in local Asian currencies, but may be denominated in U.S. dollars or other major currencies. The Fund may invest up to 25% of its assets (net assets plus borrowings for investment purposes) in securities that may be non-investment grade (commonly referred to as "high yield" or "junk bonds"). The Fund may also invest in currency deposits and short-term money market instruments. The Fund has no stated maturity or duration policy and the average effective maturity and duration may change.

The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.

In an effort to track its benchmark, the Fund may invest more than 25% of its total assets in the sovereign debt of a single country, provided the country represents 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in the sovereign debt of a single country.
Principal Investment Risks:
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are the main risks of investing in the Fund.
Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.
Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the Fund may decline in response to adverse developments with respect to the issuer.
Interest Rate Risk. Changes in interest rates will affect the value of a portfolio's investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
High Yield Risk. Portfolios that invest in high yield securities or lower rated securities, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.
Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.
Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio's investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. These risks are magnified to the extent that the Fund concentrates its investments in the sovereign debt of a single country.
Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund's overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.
Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. Investments in the Fund are focused on Asia, and may be concentrated in certain countries, industries, sectors or markets. To the extent a portfolio invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified fund.

Performance:
Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund's investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-252-4570 (toll free) or 312-630-6750.